Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) - Applied Digital Cloud Corporation [Member]	Feb. 28, 2026	May 31, 2025	Feb. 28, 2025	May 31, 2024
Restructuring Cost and Reserve [Line Items]
Weighted-average years remaining finance lease term	2 years 3 months 18 days	3 years	3 years	3 years 10 months 24 days
Weighted-average years remaining operating lease term	2 years 7 months 6 days	3 years 3 months 18 days	3 years 2 months 12 days	3 years 3 months 18 days
Weighted-average finance lease discount rate	9.80%	10.20%	10.00%	10.40%
Weighted-average operating lease discount rate	7.60%	7.60%	7.60%	8.10%